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1933 Act/Rule 485(a)

July 26, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:    Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

Post-Effective Amendment No. 120

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 120 of the Registrant’s Registration Statement on Form N-1A.

This amendment contains disclosure changes that will result from a principal investment strategy change and name change anticipated to occur on September 24, 2021.

Please contact Holly van den Toorn at 404-845-7679 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/	Jennifer Fromm
Jennifer Fromm
Vice President,
Chief Legal Officer,
Counsel and Secretary
Virtus Mutual Funds

cc: Holly van den Toorn

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